Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	GREEN PLAINS INC.
Entity Incorporation, State or Country Code	IA
Entity File Number	001-32924
Entity Tax Identification Number	84-1652107
Entity Address, Address Line One	1811 Aksarben Drive
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68106
City Area Code	402
Local Phone Number	884-8700
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GPRE
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001309402